NOTE 4 - NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Entire balance of principal and unpaid interest due on demand 1	$ 124,230
Entire balance of principal and unpaid interest due on demand 2	649,049
Promissory notes	700,000
Notes payable - related party	50,000	$ 50,000	$ 50,000
Total current	1,523,279
Notes payable due within 2016	863,279
Notes payable due within 2017	660,000
Notes payable due within 2018	0
Notes payable due within 2019	0
Notes payable due within 2020	0
Notes Payable Total	$ 1,523,279